CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Treasury Stock [Member]
Beginning Balance at Dec. 31, 2009	$ 23,227	$ 7,021	$ 9	$ 27,772	$ (9,034)	$ 704	$ (3,245)
Net loss	(6,870)				(6,870)
Other comprehensive loss	(32)					(32)
Accretion of discount on preferred stock		48			(48)
Release of 564, 2,426 and 1,567 stock based incentive plan shares, net of forfeitures, for 2010, 2011, 2012 respectively	6			5	1
Tax effect from vesting of stock-based incentive plan shares	19			19
Stock option expense, net of forfeitures	1			1
Preferred stock dividends	(362)				(362)
Ending Balance at Dec. 31, 2010	15,989	7,069	9	27,797	(16,313)	672	(3,245)
Net loss	(5,425)				(5,425)
Other comprehensive loss	(286)					(286)
Accretion of discount on preferred stock		51			(51)
Release of 564, 2,426 and 1,567 stock based incentive plan shares, net of forfeitures, for 2010, 2011, 2012 respectively	23			23
Stock option expense, net of forfeitures	17			17
Preferred stock dividends	(374)				(374)
Ending Balance at Dec. 31, 2011	9,944	7,120	9	27,837	(22,163)	386	(3,245)
Net loss	(3,766)				(3,766)
Other comprehensive loss	(279)					(279)
Accretion of discount on preferred stock		39			(39)
Release of 564, 2,426 and 1,567 stock based incentive plan shares, net of forfeitures, for 2010, 2011, 2012 respectively	4			4
Stock option expense, net of forfeitures	7			7
Preferred stock dividends	(289)				(289)
Redemption of TARP obligations, including $801 of accrued dividends	4,960	(7,159)			4,960
Proceeds from issuance of 15.0 million shares in common stock offering, net of $2,279 for offering expenses	20,221		150	20,071
Ending Balance at Dec. 31, 2012	$ 23,643		$ 159	$ 47,919	$ (21,297)	$ 107	$ (3,245)